Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than those identified below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

As approved by the Company’s stockholders at a Special Meeting of Stockholders on July 18, 2022 (the “Meeting”), the Company entered into an amendment (the “Trust Amendment”) to the investment management trust agreement, dated as of July 14, 2021, with Continental Stock Transfer & Trust Company on July 19, 2022. Pursuant to the Trust Amendment, the Company has the right to extend the time to complete a business combination six (6) times for an additional one (1) month each time from July 19, 2022, to January 19, 2023, by depositing $100,000 to the trust account for each one-month extension.

As approved by the Company’s stockholders at the Meeting on July 18, 2022, the Company filed an amendment to its Amended and Restated Certificate of Incorporation with the Delaware Secretary of State on July 19, 2022 (the “Charter Amendment”), giving the Company the right to extend the date by which it has to complete a business combination up to six (6) times for an additional one (1) month each time, from July 19, 2022 to January 19, 2023.

On July 18, 2022, the Company issued an unsecured promissory note in the aggregate principal amount of $150,000 to CleanTech Investments, LLC and an unsecured promissory note in the aggregate principal amount of $300,000 to CleanTech Sponsor I LLC. The Company deposited to the Trust Account $100,000 of the total $450,000 of loan amount and extended the amount of time it has available to complete a business combination from July 19, 2022 to August 19, 2023. Both CleanTech Investments, LLC and CleanTech Sponsor I LLC are the Company’s sponsors at its initial public offering. Neither promissory note bears interest and both of them will be repaid only upon closing of a business combination by the Company.

In connection with a stockholders’ vote at the Meeting on July 18, 2022, 15,466,711 shares of the Company’s Common Stock were tendered for redemption, resulting in a $156,533,843 reduction in the Trust Account balance. After the redemptions, the Trust Account balance was $18,048,122.

On August 12, 2022, the Company exercised its right to extend the date by which it has to complete a business combination for an additional one (1) month, from August 19, 2022 to September 19, 2022, and deposited an additional $100,000 to the Trust Account.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than Amendment No. 1 to the Merger Agreement, as described in Note 1, and those items disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On February 11, 2022, the Company entered into an agreement with an investment bank (the “A Capital Markets Advisor”) for advisory services such as analyzing, structuring, negotiating, and effecting the potential Business Combination. In exchange for such services, the Company will pay the A Capital Markets Advisor a cash advisory fee of $350,000 which is payable upon the closing of the potential Business Combination, or six months following the termination of the agreement.

On February 28, 2022, the Company entered into an agreement with an investment bank (the “B Capital Markets Advisor”) for advisory services such as capital raising strategies and alternatives, review of business model and financial conditions, and non-deal investor roadshow services related to the potential Business Combination. In exchange for such services, B Capital Markets Advisor is due a non-refundable retainer $350,000 that is due within ten days following the closing of the potential Business Combination which will be paid by Nauticus.

On March 23, 2022, the Company entered into a Promissory Note with the Sponsor (the “Promissory Note”) to which the Company could borrow up to an aggregate of $267,000. The Promissory Note is non-interest bearing and payable upon the earlier of (i) completion of the initial Business Combination or (ii) the date on which the Company determines that it is unable to effect a Business Combination. On March 23, 2022, the Company drew down $267,000 under the Promissory Note.